Bank and Other Borrowings (Details)		12 Months Ended
	Dec. 31, 2023 MYR (RM) RM / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares	Dec. 31, 2022 shares	Nov. 01, 2022 $ / shares	Dec. 31, 2021 shares
Bank and Other Borrowings (Details) [Line Items]
Term insurance policy	RM 150,000
Redeemable preference shares (in Shares) | shares	600,000
Shares issued (in Shares) | shares	38,027,579	38,027,579	34,412,259		50,000
Shares redeemable at fair value	RM 600,000	RM 600,000
Bottom of range [Member]
Bank and Other Borrowings (Details) [Line Items]
Par value per share (in Ringgits per share) | $ / shares				$ 2.50
Top of range [member]
Bank and Other Borrowings (Details) [Line Items]
Par value per share (in Ringgits per share) | $ / shares				$ 4.00
Loan One [Member]
Bank and Other Borrowings (Details) [Line Items]
Principal amount	RM 150,000	RM 150,000
Borrowings, interest rate	5.00%	5.00%
Borrowings, periodic payment		RM 3,318
Borrowings, maturity		June 2023
Loan Two [Member]
Bank and Other Borrowings (Details) [Line Items]
Principal amount	RM 200,000	RM 200,000
Borrowings, periodic payment		RM 3,639
Borrowings, maturity		August 2026
Loan Two [Member] | Bottom of range [Member]
Bank and Other Borrowings (Details) [Line Items]
Borrowings, interest rate	3.22%	3.22%
Loan Two [Member] | Top of range [member]
Bank and Other Borrowings (Details) [Line Items]
Borrowings, interest rate	3.57%	3.57%
Loan Three [Member]
Bank and Other Borrowings (Details) [Line Items]
Principal amount	RM 300,000	RM 300,000
Borrowings, periodic payment	RM 6,136
Borrowings, maturity		August 2026
Loan Three [Member] | Bottom of range [Member]
Bank and Other Borrowings (Details) [Line Items]
Borrowings, interest rate	3.22%	3.22%
Loan Three [Member] | Top of range [member]
Bank and Other Borrowings (Details) [Line Items]
Borrowings, interest rate	3.57%	3.57%
Redeemable Preference Shares [Member]
Bank and Other Borrowings (Details) [Line Items]
Shares issued (in Shares) | shares	600,000	600,000
Par value per share (in Ringgits per share) | RM / shares	RM 1	RM 1
Credit Guarantee Corporation [Member]
Bank and Other Borrowings (Details) [Line Items]
Borrowings, threshold limit	70.00%	70.00%